FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Warrants Related to Share Purchase Agreements

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	June 30, 2014 Unaudited	December 31, 2013
A Warrants	$-	$27
A' Warrants	59	54

Total	$59	$81